CASH FLOW INFORMATION (Narrative) (Details) (USD $)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2012
CASH FLOW INFORMATION [Abstract]
Capitalized interest	$ 16,300	$ 24,659	$ 4,056